Commitments (Details) (USD $)	12 Months Ended
Jul. 31, 2014
Commitments [Abstract]
Fees related to third party	$ 169,061
Fees owed to third party recorded in accounts payable and accrued liabilities	271,518
Commitment to third party to provide additional funding to provide management services	$ 80,000